Revenue from contracts with customers - Receivables, Contract Assets and Contract Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Feb. 23, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Accounts receivable, net	$ 137	$ 169	$ 158
Current contract liabilities (deferred revenues)	(19)		(25)
Non-current contract liabilities (deferred revenues)	$ (42)		$ (10)